Related Party Transactions (Details)		1 Months Ended			12 Months Ended
	Jul. 12, 2022 CNY (¥)	Jul. 22, 2022 CNY (¥)	Jul. 22, 2022 USD ($)	Feb. 28, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties				¥ 57,998	¥ 57,998		¥ 4,745	¥ 3,198
Interest expense (in Dollars) | $						$ 11,118
Principal amount		¥ 877,487	$ 130,000
Interest rate percentage	7.45%	7.45%	7.45%
Short term loan from related parties	¥ 480,000
Services and Materials [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties							13,863	11,215
Construction [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties							1,427
Discontinued Operations [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties							508	2,380
BGY Education [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties
Discontinued Operations [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties							7,610	676
Discontinued Operations [Member] | Construction [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties							144
Negotiated Prices [Member]
Related Party Transactions (Details) [Line Items]
Negotiated price to related parties